Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Current
Cash and cash equivalents	$ 543,650	$ 5,381,757
Trade Accounts receivable	383,903	0
Inventory (Note 6)	228,249	0
Prepaid expenses and other receivables (Note 5)	228,047	231,733
Due from related parties (Note 9)	18,731	41,445
Short term advances	0	125,153
Loans receivable (Note 9)	0	379,908
Total Current Assets	1,402,580	6,159,996
Equipment (Note 7)	227,421	76,750
Technology and other Assets (Note 4)	5,030,624	0
Goodwill (Note 4)	22,308,275	0
Total Assets	28,968,900	6,236,746
Current
Accounts payable (Note 9)	784,771	320,916
Accrued liabilities (Note 9)	1,228,657	515,979
Customer advances	121,562	0
Demand Loans (Note 8)	330,600	0
Promissory Note Payable (Note 8)	236,548	0
Convertible Loans (Note 8)	2,017,488	0
Deferred Revenue	98,624	0
Total Current Liabilities	4,818,250	836,895
Shareholders’ Equity
Common Shares, par value $0.001; Authorized - 250,000,000 (March 31, 2017 and 2016 - 150,000,000) Exchangeable Shares; Authorized - Unlimited, Common shares Issued and outstanding - 48,885,107, March 31, 2016 - 22,591,292 Exchangeable Shares Issued and Outstanding - 47,909,336, March 31, 2016 - 50,000,000 (Note 10)	96,794	72,591
Additional paid-in capital	45,088,171	18,292,173
Deficit	(21,076,464)	(13,007,062)
Accumulated other comprehensive income	42,149	42,149
Total Shareholders’ Equity	24,150,650	5,399,851
Total Liabilities and Shareholders’ Equity	28,968,900	6,236,746
Special Voting Preferred Stock [Member]
Shareholders’ Equity
Preferred Stock	$ 0	$ 0